Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 649	$ 266	$ 10,412	$ 1,961	$ 1,621
Adjustments to reconcile net income to net cash used in operating activities:
Provision for credit losses	250	176	3,255	950	718
Deferred income tax benefit	(504)	(253)	5,825	45	518
Provision for other real estate owned			0	347	48
Depreciation	213	174	734	599	523
Stock-based compensation	94	27	246	124	105
Net accretion of investment securities	(2)	0	7	17	42
Bargain purchase gain			(16,090)	0	0
Loss on sales of securities			228	0	0
Net amortization of intangible asset	83	20	111	34	0
Loans originated for sale	(123,589)	(25,744)	(309,404)	(14,119)	(10,777)
Proceeds from sale of loans originated for sale	118,683	13,098	274,162	12,674	9,907
Realized and unrealized gains on mortgage banking activity	(1,372)	(150)	(4,341)	(215)	(122)
Loss on sales of other real estate owned, net			0	37	131
Cash surrender value of BOLI	(86)	(92)	(377)	(282)	0
Decrease (increase) in interest receivable	35	(51)	(542)	(29)	(93)
Increase in interest payable	14	18	56	21	(10)
(Increase) decrease in other assets	(2,021)	225	159	(981)	1,092
Decrease in other liabilities	(703)	(5)	4,447	(443)	292
Net cash used in operating activities	(8,256)	(12,291)	(31,112)	740	3,995
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investment securities available-for-sale	(8,499)	0	(26,544)	(50,513)	(47,018)
Proceeds from maturities of investment securities available-for-sale	19,017	8,017	48,810	48,658	33,479
Net increase in loans and leases outstanding	(17,534)	(13,818)	(48,765)	(45,679)	(48,799)
Purchase of bank owned life insurance			0	(11,000)	0
Proceeds from the sale of other real estate owned			0	141	527
Purchase of premises and equipment	(189)	(594)	(2,010)	(1,033)	(612)
Cash received (paid) in acquisition (net of cash received)			39,922	(3,195)	0
Net cash used in investing activities	(7,205)	(6,395)	11,413	(62,621)	(62,423)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease increase in noninterest-bearing deposits	(5,440)	4,073	24,488	(6,115)	33,831
Net decrease in interest-bearing deposits	32,056	8,415	(22,360)	44,866	18,385
Net decrease in short-term borrowings	(7,595)	(10,031)	2,971	18,670	14,004
Proceeds from issuance of long-term debt	500	7,500	12,000	12,000	2,000
Repayment of long-term debt	0	(2,000)	(9,000)	(8,000)	0
Net proceeds from issuance of common stock, net of cost			507	0	8,980
Cash dividends on preferred stock	(31)	(31)	(126)	(165)	(616)
Net cash provided by financing activities	19,490	7,926	8,480	61,256	76,584
Net increase (decrease) in cash and cash equivalents	4,029	(10,760)	(11,219)	(625)	18,156
Cash and cash equivalents at beginning of period	24,517	35,736	35,736	36,361	18,205
Cash and cash equivalents at end of period	28,546	24,976	24,517	35,736	36,361
SUPPLEMENTAL INFORMATION
Cash payments for interest	645	497	2,345	1,879	2,015
Cash payments for income taxes	0	0	495	707	490
Transferred from loans to other real estate owned			95	0	1,598
Assets acquired in branch acquisition (net of cash received)			16,841	38,535	0
Liabilities assumed in branch acquisition			18,826	35,340	0
Assets acquired in business combination (net of cash received)			135,569	0	0
Liabilities assumed in business combination			$ 143,990	$ 0	$ 0